Pay vs Performance Disclosure number in Thousands	12 Months Ended
	Mar. 31, 2026 USD ($) $ / shares	Mar. 31, 2025 USD ($) $ / shares	Mar. 31, 2024 USD ($) $ / shares	Mar. 31, 2023 USD ($) $ / shares	Mar. 31, 2022 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Fiscal Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for non-PEO NEOs(3)	Average Compensation Actually Paid to non-PEO NEOs(2)(3)	Total Shareholder Return(4)	Peer Group Total Shareholder Return(4)	Net Income (Loss)(5)	Adjusted EBITDA(6)	Net Revenue(7)
							(in thousands)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)
2026	$4,789,499	$2,822,141	$1,698,296	$1,748,232	$3.58	$26.65	$(37,732)	$122,475	$565,251
2025	2,483,750	3,042,741	2,221,074	2,080,753	3.38	39.44	(92,099)	72,308	490,506
2024	7,904,631	(2,181,012)	2,604,263	(139,030)	3.26	47.19	(420,448)	92,374	544,482
2023	8,216,442	(4,432,027)	2,188,452	505,401	15.38	46.97	16,870	163,208	665,920
2022	7,748,317	(6,366,994)	1,005,692	(1,136,768)	54.52	59.70	35,569	195,234	747,596

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	Mr. Stone was the Principal Executive Officer (“PEO”) for each of fiscal year 2022, 2023, 2024, 2025, and 2026.
Peer Group Issuers, Footnote	TSR is determined based on the value of an initial fixed investment of $100. The TSR peer group consists of the companies referenced in our Compensation Discussion and Analysis in this Proxy Statement. In 2025, the TSR peer group consisted of the companies referenced in the Compensation Discussion and Analysis of the Proxy Statement filed on July 17, 2025. The cumulative TSR if we utilized the 2025 Peer Group for 2026 would be $16.31, $25.57, $35.64, $34.66 and $60.89 for the fiscal years ended March 31, 2026, 2025, 2024, 2023 and 2022, respectively.
PEO Total Compensation Amount	$ 4,789,499	$ 2,483,750	$ 7,904,631	$ 8,216,442	$ 7,748,317
PEO Actually Paid Compensation Amount	$ 2,822,141	3,042,741	(2,181,012)	(4,432,027)	(6,366,994)
Adjustment To PEO Compensation, Footnote	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, “compensation actually paid” is calculated as Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of March 31 of the applicable year or, if earlier, the vesting date (rather than the grant date). The following table details these adjustments:

		PEO
		FY 2026
SCT Total		$4,789,499
-	Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(a)	(3,000,000)
+	Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(b)(i)	1,923,752
+	Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(b)(ii)	(1,314,792)
+	Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(b)(iii)	—
+	Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(b)(iv)	423,682
-	Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(b)(v)	—
Compensation Actually Paid		$2,822,141
(a)The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

		NEO
		FY 2026
SCT Total		$1,698,296
-	Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(922,500)
+	Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	623,982
+	Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(134,026)
+	Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	7,083
+	Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	475,397
-	Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—
Compensation Actually Paid		$1,748,232

Non-PEO NEO Average Total Compensation Amount	$ 1,698,296	2,221,074	2,604,263	2,188,452	1,005,692
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,748,232	2,080,753	(139,030)	505,401	(1,136,768)
Adjustment to Non-PEO NEO Compensation Footnote	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, “compensation actually paid” is calculated as Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of March 31 of the applicable year or, if earlier, the vesting date (rather than the grant date). The following table details these adjustments:

		PEO
		FY 2026
SCT Total		$4,789,499
-	Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(a)	(3,000,000)
+	Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(b)(i)	1,923,752
+	Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(b)(ii)	(1,314,792)
+	Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(b)(iii)	—
+	Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(b)(iv)	423,682
-	Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(b)(v)	—
Compensation Actually Paid		$2,822,141
(a)The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

		NEO
		FY 2026
SCT Total		$1,698,296
-	Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(922,500)
+	Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	623,982
+	Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(134,026)
+	Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	7,083
+	Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	475,397
-	Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—
Compensation Actually Paid		$1,748,232
(3)The dollar amounts reported under Average Summary Compensation Table Total for Non-PEO NEOs represent the average of the amounts reported for the Company’s NEOs as a group (excluding the PEO) in the “Total” column of the Summary Compensation Table in each applicable year. The dollar amounts reported under Average Compensation Actually Paid for Non-PEO NEOs represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the PEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding the PEO) during the applicable year. The adjustments noted in Note 2 above were made to average total compensation for the NEOs as a group (excluding the PEO) for each year to determine the compensation actually paid, using the same methodology described above in Note 2. For 2026, reflects compensation information for our NEOs, other than our CEO, as described in the Compensation Discussion and Analysis of this Proxy Statement. For 2025, reflects compensation information for Mr. Lasher, Mr. Kanagaratnam, Mr. Kinsell and Mr. Garrison. For 2024, reflects compensation information for Mr. Garrison, Mr. Gillis, Mr. Kanagaratnam and Mr. Miller. For 2023, reflects compensation information for Mr. Garrison, Mr. Gillis, Mr. Kanagaratnam and Mr. Miller. For 2022, reflects compensation information for Mr. Garrison, Mr. Miller, Mr. Gillis, and Ms. Christine Collins.

Compensation Actually Paid vs. Total Shareholder Return
We believe the table above shows the alignment between compensation actually paid to the NEOs and the Company’s performance, consistent with our compensation philosophy as described in our Compensation Discussion and Analysis in this Proxy Statement. The charts below show, for the past three years, the relationship of the Company’s TSR relative to its peers as well as the relationship between the PEO and NEO “compensation actually paid” and (i) the Company’s TSR; (ii) the Company’s net income (loss); (iii) the Company’s adjusted EBITDA; and (iv) the Company’s revenue.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group	’s performance, consistent with our compensation philosophy as described in our Compensation Discussion and Analysis in this Proxy Statement. The charts below show, for the past three years, the relationship of the Company’s TSR relative to its peers as well as the relationship between the PEO and NEO “compensation actually paid” and (i) the Company’s TSR; (ii) the Company’s net income (loss); (iii) the Company’s adjusted EBITDA; and (iv) the Company’s revenue.

Tabular List, Table

Most Important Performance Measures
Adjusted EBITDA
Net Revenue
Net Income
TSR

Total Shareholder Return Amount	$ 3.58	3.38	3.26	15.38	54.52
Peer Group Total Shareholder Return Amount	26.65	39.44	47.19	46.97	59.70
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (37,732,000)	$ (92,099,000)	$ (420,448,000)	$ 16,870,000	$ 35,569,000
Company Selected Measure Amount	122,475,000	72,308,000	92,374,000	163,208,000	195,234,000
PEO Name	Mr. Stone
Additional 402(v) Disclosure	The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year.
Peer Group Total Shareholder Return, Pro Forma Amount | $ / shares	$ 16.31	$ 25.57	$ 35.64	$ 34.66	$ 60.89
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA is the most important financial performance measure used to link Company performance to Compensation Actually Paid. The dollar amounts reported represent non-GAAP adjusted EBITDA, which is calculated as GAAP net earnings or loss excluding various cash and non-cash expenses, including: stock-based compensation expense, depreciation and amortization, net interest income (expense), net other income (expense), business transformation costs, foreign exchange transaction gains (losses), income tax (benefit) provision, transaction-related expenses, contract settlement fees, changes in fair value of contingent consideration, impairment of goodwill, severance costs, (gain)/loss on extinguishment of debt, amortization of debt discount, issuance costs, and exit and duration fees, and unrealized (gain)/loss on derivatives.
Measure:: 2
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
Other Performance Measure, Amount	565,251	490,506	544,482	665,920	747,596
Name	Net Revenue
Non-GAAP Measure Description	The dollar amounts reported represent the amount of revenue reflected in the Company’s audited financial statements for the applicable year.
Measure:: 3
Pay vs Performance Disclosure
Name	Net Income
Measure:: 4
Pay vs Performance Disclosure
Name	TSR
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,000,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,923,752
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,314,792)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	423,682
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(922,500)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	623,982
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(134,026)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,083
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	475,397
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0